VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 3.3%
1,348		Cable One, Inc.	$1,149,911	0.1
13,800		Electronic Arts, Inc.	1,596,798	0.2
129,900		Fox Corp. - Class B	3,702,150	0.4
10,900	(1)	IAC, Inc.	603,642	0.1
112,131	(1)	Match Group, Inc.	5,354,255	0.5
45,600		Omnicom Group	2,876,904	0.3
40,500	(1)	Pinterest, Inc.	943,650	0.1
11,400	(1)	Roku, Inc.	642,960	0.1
29,000	(1)	Spotify Technology SA	2,502,700	0.2
32,400	(1)	Take-Two Interactive Software, Inc.	3,531,600	0.3
134,473	(1)	Trade Desk, Inc./The	8,034,762	0.8
39,768	(1)	ZoomInfo Technologies, Inc.	1,656,735	0.2
			32,596,067	3.3

		Consumer Discretionary: 13.9%
12,800	(1)	Aptiv PLC	1,001,088	0.1
5,600	(1)	Autozone, Inc.	11,994,808	1.2
20,200	(1)	Bright Horizons Family Solutions, Inc.	1,164,530	0.1
12,100	(1),(2)	Burlington Stores, Inc.	1,353,869	0.1
56,800	(1)	Caesars Entertainment, Inc.	1,832,368	0.2
11,200	(1)	Carmax, Inc.	739,424	0.1
12,700	(1),(2)	Carvana Co.	257,810	0.0
28,719	(1),(2)	Chewy, Inc.	882,248	0.1
8,200	(1)	Chipotle Mexican Grill, Inc.	12,322,632	1.3
16,300		Darden Restaurants, Inc.	2,059,016	0.2
11,000	(1)	Dollar Tree, Inc.	1,497,100	0.2
9,700		Domino's Pizza, Inc.	3,008,940	0.3
58,100	(1),(2)	DraftKings, Inc.	879,634	0.1
11,800	(1)	Etsy, Inc.	1,181,534	0.1
26,469	(1),(2)	Five Below, Inc.	3,643,987	0.4
28,800	(1),(2)	Floor & Decor Holdings, Inc.	2,023,488	0.2
108,300		Hilton Worldwide Holdings, Inc.	13,063,146	1.3
36,000	(1)	Lululemon Athletica, Inc.	10,064,160	1.0
134,700	(1)	Mattel, Inc.	2,551,218	0.3
207,200		MGM Resorts International	6,157,984	0.6
1,374	(1)	NVR, Inc.	5,478,248	0.6
22,900	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	1,181,640	0.1
12,600	(1)	O'Reilly Automotive, Inc.	8,862,210	0.9
23,000	(2)	Papa Johns International, Inc.	1,610,230	0.2
14,200		Pool Corp.	4,518,582	0.5
47,981		Restaurant Brands International, Inc.	2,551,629	0.3
4,700	(1)	RH	1,156,529	0.1
27,000		Ross Stores, Inc.	2,275,290	0.2
22,500		Service Corp. International	1,299,150	0.1
25,400	(1)	Skechers USA, Inc.	805,688	0.1
51,500		Tractor Supply Co.	9,572,820	1.0
22,921	(1)	Ulta Beauty, Inc.	9,195,676	0.9
8,800		Vail Resorts, Inc.	1,897,632	0.2
12,900	(1),(2)	Wayfair, Inc.	419,895	0.0
22,800	(2)	Williams-Sonoma, Inc.	2,686,980	0.3
26,600	(1)	Wynn Resorts Ltd.	1,676,598	0.2
23,300		Yum! Brands, Inc.	2,477,722	0.3
			135,345,503	13.9

		Consumer Staples: 2.7%
98,700	(1)	BJ's Wholesale Club Holdings, Inc.	7,186,347	0.7
2,889	(1),(2)	Boston Beer Co., Inc.	935,025	0.1
51,075		Brown-Forman Corp. - Class B	3,400,062	0.4
6,600		Casey's General Stores, Inc.	1,336,632	0.1
11,400		Church & Dwight Co., Inc.	814,416	0.1
5,900		Constellation Brands, Inc.	1,355,112	0.1
59,200	(1)	Darling Ingredients, Inc.	3,916,080	0.4
19,600		Hershey Co.	4,321,212	0.5
10,400		McCormick & Co., Inc.	741,208	0.1
10,500	(1)	Monster Beverage Corp.	913,080	0.1
17,389		Tyson Foods, Inc.	1,146,457	0.1
			26,065,631	2.7

		Energy: 4.3%
26,000		APA Corp.	888,940	0.1
46,700		Cheniere Energy, Inc.	7,747,997	0.8
112,600		Coterra Energy, Inc.	2,941,112	0.3
159,000		Devon Energy Corp.	9,560,670	1.0
15,200		Diamondback Energy, Inc.	1,830,992	0.2
140,400		Halliburton Co.	3,456,648	0.3
33,400		Pioneer Natural Resources Co.	7,232,102	0.7
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	650,991	0.1
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	8,285,334	0.8
			42,594,786	4.3

		Financials: 6.4%
136,500		Apollo Global Management, Inc.	6,347,250	0.7
48,200		Arthur J. Gallagher & Co.	8,252,804	0.8
6,100		Assurant, Inc.	886,147	0.1
96,000	(2)	Blue Owl Capital, Inc.	886,080	0.1
12,033		Cboe Global Markets, Inc.	1,412,313	0.1
50,600		Discover Financial Services	4,600,552	0.5
15,400		Factset Research Systems, Inc.	6,161,694	0.6
11,500		First Republic Bank	1,501,325	0.2
124,900		Hartford Financial Services Group, Inc.	7,736,306	0.8
15,000		MarketAxess Holdings, Inc.	3,337,350	0.3
4,600		Morningstar, Inc.	976,672	0.1
23,500		MSCI, Inc. - Class A	9,912,065	1.0
21,300		Nasdaq, Inc.	1,207,284	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
27,900	(1)	Ryan Specialty Holdings, Inc.	$1,133,298	0.1
13,600	(1)	SVB Financial Group	4,566,608	0.5
61,319		Tradeweb Markets, Inc.	3,459,618	0.4
			62,377,366	6.4

		Health Care: 15.5%
15,700	(1)	Abiomed, Inc.	3,856,862	0.4
25,999	(1)	Acadia Healthcare Co., Inc.	2,032,602	0.2
45,200		Agilent Technologies, Inc.	5,494,060	0.6
4,000	(1)	Align Technology, Inc.	828,440	0.1
16,600	(1)	Alnylam Pharmaceuticals, Inc.	3,322,656	0.3
9,300	(1)	Amedisys, Inc.	900,147	0.1
6,785	(1)	Argenx SE ADR	2,395,444	0.2
15,600	(1),(2)	Ascendis Pharma A/S ADR	1,610,856	0.2
185,743	(1)	Avantor, Inc.	3,640,563	0.4
17,500	(1)	BioMarin Pharmaceutical, Inc.	1,483,475	0.1
9,800	(2)	BioNTech SE ADR	1,321,824	0.1
8,300	(1)	Bio-Rad Laboratories, Inc.	3,462,262	0.4
16,400		Bio-Techne Corp.	4,657,600	0.5
22,800	(1),(2)	Blueprint Medicines Corp.	1,502,292	0.2
55,400		Bruker Corp.	2,939,524	0.3
36,284	(1)	Catalent, Inc.	2,625,510	0.3
20,628	(1)	Centene Corp.	1,605,065	0.2
7,700	(1)	Charles River Laboratories International, Inc.	1,515,360	0.2
4,500		Cooper Cos., Inc.	1,187,550	0.1
149,300	(1)	DexCom, Inc.	12,024,622	1.2
60,410	(1)	Elanco Animal Health, Inc.	749,688	0.1
38,600	(1)	Exact Sciences Corp.	1,254,114	0.1
44,000	(1),(2)	Genmab A/S ADR	1,413,720	0.1
16,200	(1)	Horizon Therapeutics Plc	1,002,618	0.1
9,700	(1)	Idexx Laboratories, Inc.	3,160,260	0.3
19,300	(1)	Incyte Corp., Ltd.	1,286,152	0.1
36,800	(1)	Insulet Corp.	8,441,920	0.9
16,600	(1)	IQVIA Holdings, Inc.	3,006,924	0.3
6,682	(1)	Karuna Therapeutics, Inc.	1,502,982	0.2
14,200	(1)	Lantheus Holdings, Inc.	998,686	0.1
43,191		McKesson Corp.	14,679,325	1.5
6,900	(1)	Mettler Toledo International, Inc.	7,480,428	0.8
18,100	(1)	Molina Healthcare, Inc.	5,970,104	0.6
15,679	(1)	Neurocrine Biosciences, Inc.	1,665,267	0.2
19,100	(1),(2)	Novocure Ltd.	1,451,218	0.1
13,800	(1),(2)	Penumbra, Inc.	2,616,480	0.3
12,500	(1)	QuidelOrtho Corp.	893,500	0.1
25,186	(1),(2)	Repligen Corp.	4,712,553	0.5
42,300		Resmed, Inc.	9,234,090	0.9
35,088		Royalty Pharma PLC	1,409,836	0.1
14,180	(1)	Seagen, Inc.	1,940,249	0.2
7,700	(1)	Shockwave Medical, Inc.	2,141,139	0.2
11,000	(2)	STERIS Public Ltd. Co.	1,829,080	0.2
3,500	(2)	Teleflex, Inc.	705,110	0.1
47,900	(1)	Veeva Systems, Inc.	7,897,752	0.8
21,200		West Pharmaceutical Services, Inc.	5,216,896	0.5
			151,066,805	15.5

		Industrials: 15.7%
71,400	(1)	Alaska Air Group, Inc.	2,795,310	0.3
11,500		Allegion Public Ltd.	1,031,320	0.1
11,962		Ametek, Inc.	1,356,610	0.1
24,700		AO Smith Corp.	1,199,926	0.1
22,264		Booz Allen Hamilton Holding Corp.	2,056,080	0.2
28,000		BWX Technologies, Inc.	1,410,360	0.2
25,600		Cintas Corp.	9,937,664	1.0
80,600	(1)	Copart, Inc.	8,575,840	0.9
53,245	(1)	CoStar Group, Inc.	3,708,514	0.4
17,787	(2)	Equifax, Inc.	3,049,225	0.3
17,000		Expeditors International Washington, Inc.	1,501,270	0.2
201,400		Fastenal Co.	9,272,456	1.0
13,700		Ferguson PLC	1,410,141	0.2
48,275		Fortune Brands Home & Security, Inc.	2,591,885	0.3
11,500	(1),(2)	FTI Consulting, Inc.	1,905,665	0.2
28,100	(1)	Generac Holdings, Inc.	5,005,734	0.5
18,000		Graco, Inc.	1,079,100	0.1
23,600		Hexcel Corp.	1,220,592	0.1
63,100		Howmet Aerospace, Inc.	1,951,683	0.2
13,500		Hubbell, Inc.	3,010,500	0.3
6,800		Huntington Ingalls Industries, Inc.	1,506,200	0.2
66,200	(1)	IAA, Inc.	2,108,470	0.2
6,900		IDEX Corp.	1,378,965	0.1
31,400		JB Hunt Transport Services, Inc.	4,911,588	0.5
9,200	(2)	Landstar System, Inc.	1,328,204	0.1
13,900		Leidos Holdings, Inc.	1,215,833	0.1
17,400	(1),(2)	Middleby Corp.	2,230,158	0.2
35,450	(2)	Old Dominion Freight Line	8,818,897	0.9
30,700		Otis Worldwide Corp.	1,958,660	0.2
20,000		Paccar, Inc.	1,673,800	0.2
38,700		Republic Services, Inc.	5,264,748	0.5
20,300		Ritchie Bros Auctioneers, Inc.	1,268,344	0.1
25,600		Rockwell Automation, Inc.	5,506,816	0.6
35,237	(2)	Rollins, Inc.	1,222,019	0.1
24,100	(1)	SiteOne Landscape Supply, Inc.	2,509,774	0.3
76,800	(1)	Southwest Airlines Co.	2,368,512	0.2
16,900		Toro Co.	1,461,512	0.2
40,200		Trane Technologies PLC	5,821,362	0.6
8,196		TransDigm Group, Inc.	4,301,425	0.4
42,200		TransUnion	2,510,478	0.3
51,900	(1)	Trex Co., Inc.	2,280,486	0.2
19,100	(1)	United Rentals, Inc.	5,159,292	0.5
39,600	(1)	Upwork, Inc.	539,352	0.1
14,900		Valmont Industries, Inc.	4,002,438	0.4
34,456		Verisk Analytics, Inc.	5,875,782	0.6
39,650		Waste Connections, Inc.	5,357,905	0.6

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
16,300	(2)	Watsco, Inc.	$4,196,598	0.4
11,900		Westinghouse Air Brake Technologies Corp.	968,065	0.1
27,200	(1)	WillScot Mobile Mini Holdings Corp.	1,096,976	0.1
			152,912,534	15.7

		Information Technology: 30.2%
165,700		Amphenol Corp.	11,095,272	1.1
14,200	(1)	ANSYS, Inc.	3,148,140	0.3
38,900	(1),(2)	AppLovin Corp.	758,161	0.1
89,300	(1)	Arista Networks, Inc.	10,081,077	1.0
11,843	(1)	Aspen Technology, Inc.	2,821,003	0.3
27,281	(2)	Bentley Systems, Inc.	834,526	0.1
19,300	(1)	Bill.com Holdings, Inc.	2,554,741	0.3
31,234	(1)	Black Knight, Inc.	2,021,777	0.2
36,800		Broadridge Financial Solutions, Inc. ADR	5,310,976	0.5
86,200	(1)	Cadence Design Systems, Inc.	14,087,666	1.4
46,036	(1)	CCC Intelligent Solutions Holdings, Inc.	418,928	0.0
52,300		CDW Corp.	8,162,984	0.8
32,003	(1)	Ceridian HCM Holding, Inc.	1,788,328	0.2
30,100		Cognex Corp.	1,247,645	0.1
27,348	(1),(2)	Confluent, Inc.	650,062	0.1
23,723	(1)	Coupa Software, Inc.	1,394,912	0.1
73,497	(1)	Crowdstrike Holdings, Inc.	12,113,040	1.2
33,960	(1),(3),(4)	Databricks, Inc.	1,877,761	0.2
96,346	(1)	Datadog, Inc.	8,553,598	0.9
17,100	(1)	Descartes Systems Group, Inc./The	1,086,363	0.1
16,953	(1)	DocuSign, Inc.	906,477	0.1
52,600	(1)	DoubleVerify Holdings, Inc.	1,438,610	0.2
34,137	(1)	Dynatrace, Inc.	1,188,309	0.1
13,191	(1)	Endava PLC ADR	1,063,590	0.1
38,900	(1)	Enphase Energy, Inc.	10,793,583	1.1
75,400		Entegris, Inc.	6,259,708	0.6
17,000	(1)	EPAM Systems, Inc.	6,157,230	0.6
15,800	(1)	Euronet Worldwide, Inc.	1,197,008	0.1
11,900	(1)	Fair Isaac Corp.	4,902,919	0.5
22,895	(1)	Five9, Inc.	1,716,667	0.2
29,800	(1)	FleetCor Technologies, Inc.	5,249,866	0.5
249,200	(1)	Fortinet, Inc.	12,243,196	1.3
26,400	(1)	Gartner, Inc.	7,304,616	0.8
31,400		Genpact Ltd.	1,374,378	0.1
24,989	(1),(2)	Gitlab, Inc.	1,279,936	0.1
16,900	(1)	Globant SA	3,161,652	0.3
18,400	(1)	GoDaddy, Inc.	1,304,192	0.1
16,366	(1)	HubSpot, Inc.	4,420,784	0.5
77,700	(1),(2)	Informatica, Inc.	1,559,439	0.2
27,550	(1)	Keysight Technologies, Inc.	4,335,268	0.5
7,300		KLA Corp.	2,209,199	0.2
37,300	(1)	Lattice Semiconductor Corp.	1,835,533	0.2
5,100		Littelfuse, Inc.	1,013,319	0.1
27,800	(1)	Manhattan Associates, Inc.	3,698,234	0.4
42,748		Marvell Technology, Inc.	1,834,317	0.2
163,734		Microchip Technology, Inc.	9,992,686	1.0
11,000		MKS Instruments, Inc.	909,040	0.1
22,739	(1)	MongoDB, Inc.	4,515,056	0.5
16,100		Monolithic Power Systems, Inc.	5,850,740	0.6
15,800		Motorola Solutions, Inc.	3,538,726	0.4
43,282	(1),(2)	nCino, Inc.	1,476,349	0.2
105,000	(1)	ON Semiconductor Corp.	6,544,650	0.7
44,200	(1)	Palo Alto Networks, Inc.	7,239,518	0.7
83,500	(2)	Paychex, Inc.	9,369,535	1.0
22,300	(1)	Paycom Software, Inc.	7,358,777	0.8
50,100	(1),(2)	Paycor HCM, Inc.	1,480,956	0.2
18,000	(1)	Paylocity Holding Corp.	4,348,440	0.5
16,536	(1),(2)	Procore Technologies, Inc.	818,201	0.1
39,375	(1)	PTC, Inc.	4,118,625	0.4
36,700	(1)	Pure Storage, Inc. - Class A	1,004,479	0.1
66,502	(1),(2)	Qualtrics International, Inc.	676,990	0.1
29,000	(1)	RingCentral, Inc.	1,158,840	0.1
51,771	(1)	SentinelOne, Inc.	1,323,267	0.1
31,700	(1)	Shopify, Inc.	853,998	0.1
10,300	(1),(2)	Silicon Laboratories, Inc.	1,271,432	0.1
15,600		Skyworks Solutions, Inc.	1,330,212	0.1
7,000	(1)	Snowflake, Inc. - Class A	1,189,720	0.1
27,535		SS&C Technologies Holdings, Inc.	1,314,796	0.1
5,400	(1)	Synaptics, Inc.	534,654	0.1
43,300	(1)	Synopsys, Inc.	13,228,583	1.4
31,626	(1),(3),(4)	Tanium, Inc. Class B	243,204	0.0
47,700	(2)	Teradyne, Inc.	3,584,655	0.4
4,400	(1)	Twilio, Inc.	304,216	0.0
14,700	(1)	Tyler Technologies, Inc.	5,108,250	0.5
6,400	(1)	VeriSign, Inc.	1,111,680	0.1
12,999	(1)	WEX, Inc.	1,650,093	0.2
16,300	(1),(2)	Workiva, Inc.	1,268,140	0.1
11,600	(1)	Zebra Technologies Corp.	3,039,316	0.3
52,400	(1),(2)	Zscaler, Inc.	8,612,988	0.9
			294,825,802	30.2

		Materials: 3.6%
15,300		Albemarle Corp.	4,045,932	0.4
17,100		Avery Dennison Corp.	2,782,170	0.3
15,180	(2)	Ball Corp.	733,498	0.1
56,000		CF Industries Holdings, Inc.	5,390,000	0.5
56,200		Corteva, Inc.	3,211,830	0.3
26,200	(2)	Nutrien Ltd.	2,184,556	0.2
33,100		PPG Industries, Inc.	3,663,839	0.4
35,000		RPM International, Inc.	2,915,850	0.3
39,300		Sealed Air Corp.	1,749,243	0.2
42,500		Steel Dynamics, Inc.	3,015,375	0.3
34,200		Vulcan Materials Co.	5,393,682	0.6
			35,085,975	3.6

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 2.9%
10,900		Alexandria Real Estate Equities, Inc.	$1,528,071	0.1
189,000		CubeSmart	7,571,340	0.8
75,100		Equity Lifestyle Properties, Inc.	4,719,284	0.5
30,900	(2)	eXp World Holdings, Inc.	346,389	0.0
22,800		Rexford Industrial Realty, Inc.	1,185,600	0.1
30,100		SBA Communications Corp.	8,567,965	0.9
52,000		Simon Property Group, Inc.	4,667,000	0.5
			28,585,649	2.9

		Utilities: 0.3%
129,500		Vistra Corp.	2,719,500	0.3

	Total Common Stock
	(Cost $956,117,334)		964,175,618	98.8

PREFERRED STOCK: 1.0%
		Consumer Discretionary: 0.2%
32,438	(1),(3),(4)	Rappi, Inc. - Series E	1,671,530	0.2

		Health Care: 0.1%
123,878	(1),(3),(4)	Caris Life Sciences, Inc. Series D	815,118	0.1

		Information Technology: 0.7%
73,377	(1),(3),(4)	Databricks, Inc., Series F	4,057,257	0.4
7,908	(1),(3),(4)	Databricks, Inc., Series G	437,259	0.0
353,970	(1),(3),(4)	Tanium, Inc. - Series G	2,722,029	0.3
			7,216,545	0.7

	Total Preferred Stock
	(Cost $6,216,684)		9,703,193	1.0

	Total Long-Term Investments
	(Cost $962,334,018)		973,878,811	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
		Repurchase Agreements: 4.0%
8,742,665	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $8,744,857, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,917,519, due 11/01/22-08/20/72)	8,742,665	0.9
4,398,334	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $4,399,440, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $4,487,453, due 10/15/22-08/15/52)	4,398,334	0.4
5,339,016	(5)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 2.98%, due 10/03/22 (Repurchase Amount $5,340,324, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $5,445,797, due 01/26/23-05/15/48)	5,339,016	0.5
2,621,185	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $2,621,849, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $2,674,295, due 11/01/22-08/20/72)	2,621,185	0.3
12,175,953	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $12,178,995, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $12,419,472, due 08/15/25-08/20/52)	12,175,953	1.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
6,411,854	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $6,413,456, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,540,250, due 10/15/24-02/15/51)	$6,411,854	0.7

	Total Repurchase Agreements
	(Cost $39,689,007)		39,689,007	4.0

		Time Deposits: 1.3%
1,220,000	(5)	Barclays Bank PLC, 3.090%, 10/03/2022	1,220,000	0.1
1,010,000	(5)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	1,010,000	0.1
1,110,000	(5)	Credit Agricole, 3.060%, 10/03/2022	1,110,000	0.1
1,130,000	(5)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	1,130,000	0.1
1,130,000	(5)	Mizuho Bank Ltd., 3.070%, 10/03/2022	1,130,000	0.1
980,000	(5)	National Australia Bank Ltd., 3.050%, 10/03/2022	980,000	0.1
1,270,000	(5)	Royal Bank of Canada, 3.070%, 10/03/2022	1,270,000	0.2
1,270,000	(5)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	1,270,000	0.2
1,010,000	(5)	Societe Generale, 3.060%, 10/03/2022	1,010,000	0.1
1,260,000	(5)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	1,260,000	0.1
1,230,000	(5)	Toronto-Dominion Bank, 3.060%, 10/03/2022	1,230,000	0.1

	Total Time Deposits
	(Cost $12,620,000)		12,620,000	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
767,522	(6) T. Rowe Price Government Reserve Fund, 3.080%
	(Cost $767,522)	767,522	0.1

	Total Short-Term Investments
	(Cost $53,076,529)	53,076,529	5.4

	Total Investments in Securities (Cost $1,015,410,547)	$1,026,955,340	105.2
	Liabilities in Excess of Other Assets	(50,793,068)	(5.2)
	Net Assets	$976,162,272	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $20,760,483 or 2.1% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2022.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$32,596,067	$–	$–	$32,596,067
Consumer Discretionary	135,345,503	–	–	135,345,503
Consumer Staples	26,065,631	–	–	26,065,631
Energy	33,658,461	–	8,936,325	42,594,786
Financials	62,377,366	–	–	62,377,366
Health Care	151,066,805	–	–	151,066,805
Industrials	152,912,534	–	–	152,912,534
Information Technology	292,704,837	–	2,120,965	294,825,802
Materials	35,085,975	–	–	35,085,975
Real Estate	28,585,649	–	–	28,585,649
Utilities	2,719,500	–	–	2,719,500
Total Common Stock	953,118,328	–	11,057,290	964,175,618
Preferred Stock	–	–	9,703,193	9,703,193
Short-Term Investments	767,522	52,309,007	–	53,076,529
Total Investments, at fair value	$953,885,850	$52,309,007	$20,760,483	$1,026,955,340

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2022:

Investments, at fair value	Fair Value at September 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$11,057,290	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Enterprise Value to EBITDA Multiple	10.1x	10.1x	Increase
		Market Approach	Projected Enterprise Value to EBITDA Multiple	14.0x	14.0x	Increase
		Market Approach	Enterprise Value to Gross Profitz Multiple	10.5x-23.2x	10.5x-23.2x	Increase
		Market Approach	Enterprise Value to Sales Multiple	8.1x-16.8x	8.1x-16.8x	Increase
		Market Approach	Discount for lack of marketability	10%	10%	Decrease

Preferred Stocks	$9,703,193	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Enterprise Value to Gross Profit Multiple	10.5x	10.5x	Increase
		Market Approach	Enterprise Value to Sales Multiple	3.3x-8.1x	3.3x-8.1x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value	0.5x-0.7x	0.5x-0.7x	Increase
		Market Approach	Discount for lack of marketability	10%	10%	Decrease
Total Investments, at fair value	$20,760,483

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2022:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2021	$6,381,016	$12,329,931	$18,710,947
Purchases	-	-	-
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	4,676,274	(2,626,738)	2,049,536
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at September 30, 2022	$11,057,290	$9,703,193	$20,760,483

Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2022*****	$4,676,274	$(2,626,738)	$2,049,536

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. Series D	5/11/2021	$1,003,412	$815,118
Databricks, Inc.	7/24/2020	543,644	1,877,761
Databricks, Inc., Series F	10/22/2019	1,050,475	4,057,257
Databricks, Inc., Series G	2/1/2021	467,542	437,259
Rappi, Inc. - Series E	9/8/2020	1,938,042	1,671,530
Tanium, Inc. - Series G	8/26/2015	1,757,213	2,722,029
Tanium, Inc. Class B	9/24/2020	360,384	243,204
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	650,991
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	8,285,334
		$9,337,565	$20,760,483

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,015,731,978.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$167,455,726
Gross Unrealized Depreciation	(156,232,364)
Net Unrealized Appreciation	$11,223,362